UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04438

Exact name of registrant as specified in charter:	Aberdeen Australia Equity Fund, Inc.

Address of principal executive offices:	800 Scudders Mill Road,
Plainsboro,
New Jersey 08536

Name and address of agent for service:	Mr. Christian Pittard
Aberdeen Asset Management Inc.
1735 Market Street
37th Floor
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	1-866-839-5205

Date of fiscal year end:	10/31/06

Date of reporting period:	1/31/06

Item 1 – Schedule of Investments –

Aberdeen Australia Equity Fund, Inc.

Portfolio of Investments

January 31, 2006

	Shares	Description	Value (US$)
LONG-TERM INVESTMENTS - 95.6%

Common Stocks- 95.6%

Consumer Discretionary- 8.3%
	1,267,000	APN News & Media Corporation Limited	$4,495,015
	383,000	Billabong International Limited	4,279,184
	803,000	TABCORP Holdings Limited	9,226,883

			18,001,082

Consumer Staples- 10.2%
	1,050,000	Foster’s Group Limited	4,185,830
	1,080,000	Lion Nathan Limited	6,119,096
	889,000	Woolworths Limited	11,600,389

			21,905,315

Energy- 4.5%
	284,000	Woodside Petroleum Limited	9,714,727

Financials- 31.8%
	797,000	Australia & New Zealand Banking Group Limited	15,012,027
	164,000	Australian Stock Exchange Limited	4,333,353
	506,000	Bendigo Bank Limited	4,834,322
	224,000	Commonwealth Bank of Australia	7,565,736
	987,000	QBE Insurance Group Limited	14,447,071
	522,000	Suncorp-Metway Limited	8,726,588
	780,000	Westpac Banking Corporation Limited	13,730,067

			68,649,164

Industrials- 11.5%
	936,000	Downer EDI Limited	5,232,412
	425,000	Leighton Holdings Limited	6,510,220
	2,119,000	Qantas Airways Limited	6,620,072
	222,500	Wesfarmers Limited	6,404,222

			24,766,926

Materials- 14.8%
	817,000	BHP Billiton Limited	15,944,960
	280,000	Rio Tinto Limited	16,059,185

			32,004,145

Property- 4.8%
	773,000	Westfield Group Limited	10,355,707

Telecommunication Services- 6.7%
	2,338,000	Telecom Corporation of New Zealand Limited	9,108,218
	1,759,500	Telstra Corporation Limited	5,297,293

			14,405,511

Utilities- 3.0%
	322,000	Australian Gas Light Company Limited	4,384,399
	2,094,000	SP Ausnet	2,059,215

			6,443,614

Total Long-Term Investments- 95.6% (cost $124,945,476)			206,246,191
Other assets in excess of liabilities - 4.4%			9,381,362

Net Assets- 100.0%			$215,627,553

Tax Cost of Investments

The United States federal income tax basis of the Fund’s investments and net unrealized appreciation as of January 31, 2006 were as follows:

Tax Cost Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$139,854,864	$69,484,785	$3,093,458	$66,391,327

Aberdeen Australia Equity Fund, Inc. 1

Item 2 – Controls and Procedures

(a)	It is the conclusion of the Registrant’s principal executive officer and principal financial officer that the effectiveness of the Registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the Registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the Registrant has been accumulated and communicated to the Registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) and the Investment Company Act of 1940, as amended) that occurred during the first fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

(a)	Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Australia Equity Fund, Inc.

By:	/s/ Martin Gilbert
Martin Gilbert,
President of
Aberdeen Australia Equity Fund, Inc.

Date: March 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Martin Gilbert
Martin Gilbert,
President of
Aberdeen Australia Equity Fund, Inc.

Date: March 31, 2006

By:	/s/ Christian Pittard
Christian Pittard,
Treasurer of
Aberdeen Australia Equity Fund, Inc.

Date: March 31, 2006